Note 36 - Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 0	€ 23
Other assets	5	17
Fees paid from plan assets to asset managers of the Group	20	22
Market value of derivatives with a counterparty of the Group	1,389	765
Notional amount of derivatives with a counterparty of the Group	€ 12,888	€ 12,309